Trade and other receivables (Details 1) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Changes in allowance for expected credit losses are as follows:
Balance at beginning year	R$ (10,427)	[1]	R$ (8,298)		R$ (6,087)
Additions	(49,247)		(23,320)		(8,508)
Reversal	0		15,531		2,205
Write-offs	2,623		5,660		4,092
Exchange variation	(277)		0		0
Balance at end of the year	R$ (57,328)		R$ (10,427)	[1]	R$ (8,298)

[1]	The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.